JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 99.1%
Aerospace & Defense — 1.0%
Northrop Grumman Corp.	39	17,265
Raytheon Technologies Corp.	410	40,639
Textron, Inc.	199	14,772

		72,676

Air Freight & Logistics — 1.2%
FedEx Corp.	100	23,033
United Parcel Service, Inc., Class B	287	61,651

		84,684

Airlines — 0.2%
Southwest Airlines Co. *	280	12,828

Auto Components — 0.2%
Aptiv plc *	51	6,099
Magna International, Inc. (Canada)	166	10,647

		16,746

Automobiles — 2.4%
General Motors Co. *	297	12,987
Rivian Automotive, Inc., Class A *	55	2,782
Tesla, Inc. *	148	159,002

		174,771

Banks — 3.6%
Bank of America Corp.	1,156	47,657
Citigroup, Inc.	524	27,956
Fifth Third Bancorp	410	17,625
Regions Financial Corp.	844	18,786
SVB Financial Group *	18	10,346
Truist Financial Corp.	439	24,886
US Bancorp	879	46,728
Wells Fargo & Co.	1,358	65,811

		259,795

Beverages — 1.6%
Coca-Cola Co. (The)	1,331	82,534
Constellation Brands, Inc., Class A	107	24,603
PepsiCo, Inc.	52	8,704

		115,841

Biotechnology — 2.6%
AbbVie, Inc.	585	94,839
Biogen, Inc. *	59	12,322
BioMarin Pharmaceutical, Inc. *	44	3,369
Moderna, Inc. *	28	4,806
Neurocrine Biosciences, Inc. *	45	4,181
Regeneron Pharmaceuticals, Inc. *	51	35,564
Vertex Pharmaceuticals, Inc. *	134	34,935

		190,016

Building Products — 0.7%
Masco Corp.	264	13,441
Trane Technologies plc	250	38,147

		51,588

Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The)	82	27,031
Intercontinental Exchange, Inc.	172	22,788
Morgan Stanley	336	29,363
S&P Global, Inc.	138	56,424
State Street Corp.	467	40,695
T. Rowe Price Group, Inc.	194	29,276

		205,577

Chemicals — 1.8%
Air Products and Chemicals, Inc.	42	10,598
Celanese Corp.	64	9,163
DuPont de Nemours, Inc.	179	13,187
Eastman Chemical Co.	208	23,337
Linde plc (United Kingdom)	158	50,414
PPG Industries, Inc.	183	23,959

		130,658

Commercial Services & Supplies — 0.1%
Cintas Corp.	19	8,172

Communications Equipment — 0.1%
Motorola Solutions, Inc.	26	6,377

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	33	12,817

Consumer Finance — 0.6%
American Express Co.	116	21,636
Capital One Financial Corp.	156	20,486

		42,122

Containers & Packaging — 0.1%
Avery Dennison Corp.	62	10,769

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B *	325	114,703
Voya Financial, Inc.	91	6,012

		120,715

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	440	22,421

Electric Utilities — 2.0%
Edison International	210	14,735
Evergy, Inc.	150	10,244
Exelon Corp.	760	36,194
FirstEnergy Corp.	496	22,737
NextEra Energy, Inc.	683	57,842

		141,752

Electrical Equipment — 0.6%
Eaton Corp. plc	264	40,049

Energy Equipment & Services — 0.1%
Baker Hughes Co.	179	6,517

Entertainment — 0.7%
Netflix, Inc. *	94	35,273
Walt Disney Co. (The) *	91	12,447

		47,720

Equity Real Estate Investment Trusts (REITs) — 2.6%
Camden Property Trust	130	21,639
Equinix, Inc.	28	20,917
Equity LifeStyle Properties, Inc.	174	13,293

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Host Hotels & Resorts, Inc.	359	6,973
Kimco Realty Corp.	483	11,928
Prologis, Inc.	339	54,680
SBA Communications Corp.	37	12,560
Sun Communities, Inc.	101	17,648
UDR, Inc.	54	3,087
Ventas, Inc.	372	23,003

		185,728

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	50	28,562

Food Products — 0.5%
Mondelez International, Inc., Class A	570	35,796

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	368	43,502
ABIOMED, Inc. *	8	2,706
Baxter International, Inc.	320	24,821
Boston Scientific Corp. *	644	28,517
Dexcom, Inc. *	17	8,840
Intuitive Surgical, Inc. *	75	22,762
Medtronic plc	342	37,895
Zimmer Biomet Holdings, Inc.	200	25,623

		194,666

Health Care Providers & Services — 3.1%
Anthem, Inc.	105	51,803
Centene Corp. *	396	33,304
Humana, Inc.	33	14,230
McKesson Corp.	52	15,858
UnitedHealth Group, Inc.	216	110,158

		225,353

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc. *	12	28,219
Chipotle Mexican Grill, Inc. *	6	8,701
Expedia Group, Inc. *	97	19,058
Hilton Worldwide Holdings, Inc. *	139	21,115
McDonald’s Corp.	270	66,643
Royal Caribbean Cruises Ltd. *	40	3,371
Yum! Brands, Inc.	56	6,685

		153,792

Household Durables — 0.5%
DR Horton, Inc.	26	1,906
Lennar Corp., Class A	302	24,483
PulteGroup, Inc.	31	1,282
Toll Brothers, Inc.	145	6,804

		34,475

Household Products — 1.5%
Kimberly-Clark Corp.	165	20,306
Procter & Gamble Co. (The)	576	87,976

		108,282

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	127	24,699

Insurance — 2.1%
Arthur J Gallagher & Co.	132	23,065
Chubb Ltd.	98	20,987
Hartford Financial Services Group, Inc. (The)	442	31,738
Progressive Corp. (The)	459	52,284
Prudential Financial, Inc.	140	16,600
Travelers Cos., Inc. (The)	46	8,341

		153,015

Interactive Media & Services — 6.4%
Alphabet, Inc., Class A *	71	198,803
Alphabet, Inc., Class C *	54	152,154
Meta Platforms, Inc., Class A *	448	99,644
ZoomInfo Technologies, Inc., Class A *	180	10,735

		461,336

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc. *	90	294,876

IT Services — 4.6%
Accenture plc, Class A	202	68,060
Affirm Holdings, Inc. *	84	3,864
Automatic Data Processing, Inc.	121	27,441
FleetCor Technologies, Inc. *	83	20,641
International Business Machines Corp.	154	20,062
Mastercard, Inc., Class A	269	96,028
Shopify, Inc., Class A (Canada) *	10	6,557
Visa, Inc., Class A	397	88,066

		330,719

Life Sciences Tools & Services — 1.6%
Danaher Corp.	87	25,490
Illumina, Inc. *	27	9,349
Thermo Fisher Scientific, Inc.	140	82,562

		117,401

Machinery — 2.5%
Deere & Co.	171	71,080
Dover Corp.	92	14,403
Ingersoll Rand, Inc.	206	10,385
Otis Worldwide Corp.	414	31,865
Parker-Hannifin Corp.	86	24,368
Stanley Black & Decker, Inc.	220	30,719

		182,820

Media — 1.2%
Charter Communications, Inc., Class A *	71	38,620
Comcast Corp., Class A	995	46,568
Fox Corp., Class A	43	1,700
Interpublic Group of Cos., Inc. (The)	75	2,648

		89,536

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	227	11,303
Nucor Corp.	55	8,146

		19,449

Multiline Retail — 0.1%
Dollar General Corp.	28	6,215

Multi-Utilities — 0.8%
Ameren Corp.	125	11,720
CenterPoint Energy, Inc.	1,051	32,212
DTE Energy Co.	103	13,578

		57,510

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	88	12,188
Chevron Corp.	379	61,742
ConocoPhillips	757	75,656
Coterra Energy, Inc.	143	3,850
Diamondback Energy, Inc.	286	39,183
EOG Resources, Inc.	234	27,930
Phillips 66	55	4,742
Pioneer Natural Resources Co.	162	40,562
Williams Cos., Inc. (The)	98	3,269

		269,122

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	72	19,715

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	988	72,187
Eli Lilly & Co.	233	66,599
Johnson & Johnson	369	65,451
Merck & Co., Inc.	266	21,807
Pfizer, Inc.	524	27,115

		253,159

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	102	8,921
Leidos Holdings, Inc.	214	23,073

		31,994

Road & Rail — 1.1%
Lyft, Inc., Class A *	197	7,581
Norfolk Southern Corp.	139	39,772
Uber Technologies, Inc. *	59	2,105
Union Pacific Corp.	109	29,674

		79,132

Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc. *	460	50,265
Analog Devices, Inc.	280	46,276
Applied Materials, Inc.	193	25,445
KLA Corp.	28	10,140
Lam Research Corp.	90	48,263
Microchip Technology, Inc.	230	17,286
Micron Technology, Inc.	205	15,980
NVIDIA Corp.	415	113,367
NXP Semiconductors NV (China)	205	38,009
QUALCOMM, Inc.	130	19,921
Texas Instruments, Inc.	439	80,543

		465,495

Software — 8.9%
Ceridian HCM Holding, Inc. *	33	2,270
Fortinet, Inc. *	26	8,910
Intuit, Inc.	113	54,120
Microsoft Corp.	1,603	494,318
Oracle Corp.	305	25,214
salesforce.com, Inc. *	111	23,469
Workday, Inc., Class A *	107	25,567

		633,868

Specialty Retail — 3.0%
AutoNation, Inc. *	42	4,162
AutoZone, Inc. *	7	14,214
Best Buy Co., Inc.	273	24,855
Burlington Stores, Inc. *	33	5,921
Home Depot, Inc. (The)	133	39,860
Lowe’s Cos., Inc.	323	65,212
O’Reilly Automotive, Inc. *	64	43,892
TJX Cos., Inc. (The)	342	20,731

		218,847

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	2,918	509,570
Seagate Technology Holdings plc	353	31,728

		541,298

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	348	46,860

Tobacco — 0.8%
Altria Group, Inc.	515	26,927
Philip Morris International, Inc.	291	27,363

		54,290

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	269	34,495

TOTAL COMMON STOCKS (Cost $4,528,007)		7,127,116

SHORT-TERM INVESTMENTS — 0.9%
INVESTMENT COMPANIES — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(a) (b)(Cost $68,025)	68,020	68,034

Total Investments — 100.0% (Cost $4,596,032)		7,195,150
Liabilities in Excess of Other Assets — 0.0% (c)		(2,832)

Net Assets — 100.0%		7,192,318

Percentages indicated are based on net assets.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	247	06/2022	USD	55,964	4,023

Abbreviations

USD	United States Dollar

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,195,150	$—	$—	$7,195,150

Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,023	$—	$—	$4,023

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan U.S. Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$66,914	$2,276,438	$2,275,225	$(95)	$2	$68,034	68,020	$43	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.